Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund

and Virtus Seix U.S. Mortgage Fund, each a series of Virtus Asset Trust

Supplement dated November 1, 2022, to the Summary Prospectuses of the funds named above,

Statutory Prospectus and Statement of Additional Information (“SAI”) of Virtus Asset Trust,

each dated April 28, 2022, as supplemented

Important Notice to Investors

On November 1, 2022, the Board of Trustees of Virtus Asset Trust voted to approve a Plan of Liquidation of the Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund (each a “Fund,” and together the “Funds”), pursuant to which the Funds will be liquidated (the “Liquidation”) on or about December 16, 2022 (“Liquidation Date”).

Effective November 18, 2022, the Funds will be closed to new investors and additional investor deposits, except that purchases will continue to be accepted for defined contribution and defined benefit retirement plans, and the Funds will continue to accept payroll contributions and other types of purchase transactions from both existing and new participants in such plans. Investors should note that the Funds’ investments will be sold in anticipation of the Liquidation and may have been sold in advance of November 18, 2022.

At any time prior to the Liquidation Date, shareholders may redeem or exchange their shares of the Funds for shares of the same class of any other Virtus Mutual Fund. There will be no fee or sales charges associated with exchange or redemption requests.

Prior to the Liquidation Date, each Fund will begin engaging in business and activities for the purposes of winding down the Fund’s business affairs and transitioning some or all of the Fund’s portfolios to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, each Fund will no longer pursue its investment objective or be managed in a manner consistent with its investment strategies, as stated in the Prospectuses. This is likely to impact each Fund’s performance. The impending Liquidation of each Fund may result in large redemptions, which could adversely affect the Fund’s expense ratios. Those shareholders who remain invested in a Fund during part or all of this transition period may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

On the Liquidation Date, any outstanding shares of each Fund will be automatically redeemed as of the close of business, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for Class R6 shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund for information about that fund. The proceeds of any redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidation. Additionally, each Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final liquidation distribution. Each Fund intends to distribute substantially all of its net investment income prior to the Liquidation.

Although shareholders are expected to receive proceeds of the Liquidation in cash, proceeds distributed to shareholders may be paid in cash, cash equivalents, or portfolio investments equal to the shareholder’s proportionate interest in the net assets of the respective Fund (the latter payment method, “in kind”). Shareholders who receive proceeds in kind should expect (i) that the in-kind distribution will be subject to market and other risks, such as liquidity risk, before sale, and (ii) to incur transaction costs, including brokerage costs, when converting the investments to cash.

Because the exchange or redemption of your shares could be a taxable event, we suggest you consult with your tax advisor prior to your Fund’s liquidation.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

Virtus Silvant Small-Cap Growth Stock Fund,

a series of Virtus Asset Trust

Supplement dated November 1, 2022, to the Summary Prospectus of the fund named above,

Statutory Prospectus, and Statement of Additional Information (“SAI”) of Virtus Asset Trust,

each dated April 28, 2022, as supplemented

Important Notice to Investors

On November 1, 2022, the Board of Trustees of Virtus Asset Trust voted to approve a Plan of Liquidation of the Virtus Silvant Small-Cap Growth Stock Fund (the “Fund”), pursuant to which the Fund will be liquidated (the “Liquidation”) on or about December 16, 2022 (“Liquidation Date”).

Effective November 18, 2022, the Fund will be closed to new investors and additional investor deposits, except that purchases will continue to be accepted for defined contribution and defined benefit retirement plans, and the Fund will continue to accept payroll contributions and other types of purchase transactions from both existing and new participants in such plans. Investors should note that the Fund’s investments will be sold in anticipation of the Liquidation and may have been sold in advance of November 18, 2022.

At any time prior to the Liquidation Date, shareholders may redeem or exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. There will be no fee or sales charges associated with exchange or redemption requests.

Prior to the Liquidation Date, the Fund will begin engaging in business and activities for the purposes of winding down the Fund’s business affairs and transitioning some or all of the Fund’s portfolios to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, the Fund will no longer pursue its investment objective or be managed in a manner consistent with its investment strategies, as stated in the Prospectuses. This is likely to impact the Fund’s performance. The impending Liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratios. Those shareholders who remain invested in the Fund during part or all of this transition period may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

On the Liquidation Date, any outstanding shares of the Fund will be automatically redeemed as of the close of business, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for Class R6 shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund for information about that fund. The proceeds of any redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidation. Additionally, the Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final liquidation distribution. The Fund intends to distribute substantially all of its net investment income prior to the Liquidation.

Although shareholders are expected to receive proceeds of the Liquidation in cash, proceeds distributed to shareholders may be paid in cash, cash equivalents, or portfolio investments equal to the shareholder’s proportionate interest in the net assets of the Fund (the latter payment method, “in kind”). Shareholders who receive proceeds in kind should expect (i) that the in-kind distribution will be subject to market and other risks, such as liquidity risk, before sale, and (ii) to incur transaction costs, including brokerage costs, when converting the investments to cash.

Because the exchange or redemption of your shares could be a taxable event, we suggest you consult with your tax advisor prior to the Fund’s liquidation.

Investors should retain this supplement with the Prospectuses and SAI for future reference.